Financial Statements

UBS Life Insurance Company USA Separate Account

Year Ended December 31, 2019

With Report of Independent Registered Public Accounting Firm

UBS Life Insurance Company USA Separate Account

Financial Statements

Year Ended December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of UBS Life Insurance Company USA and Contract Owners of UBS Life Insurance Company USA Separate Account

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the UBS Life Insurance Company USA Separate Account (the “Separate Account”), comprised of the subaccounts Growth and Income, Large Cap Growth, International Growth, Balanced Wealth Strategy, and Intermediate Bond (collectively referred to as the “subaccounts”), as of December 31, 2019, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of their operations for the year then ended and changes in their net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian or the transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account auditor since 1994.

April 27, 2020

UBS Life Insurance Company USA Separate Account

Statement of Assets and Liabilities

December 31, 2019

	Growth and Income Division	Large Cap Growth Division	International Growth Division	Balanced Wealth Strategy Division	Intermediate Bond Division
Assets
Investment in shares of mutual funds, at market	$152,881	$981,171	$244,352	$160,591	$389,764

Total Assets	$152,881	$981,171	$244,352	$160,591	$389,764

Net Assets:
Accumulation units with early withdrawal charges	$94,800	$956,475	$242,451	$158,722	$386,672
Accumulation units without early withdrawal charges	55,319	24,696	–	–	–
Contracts in the annuitization period with early withdrawal charges	–	–	–	–	–
Contracts in the annuitization period without early withdrawal charges	2,762	–	1,901	1,869	3,092
Total Net Assets	$152,881	$981,171	$244,352	$160,591	$389,764

Investment in shares of mutual funds, at cost	$122,845	$758,828	$185,329	$183,529	$379,598
Shares of mutual funds owned	5,045.568	16,016.510	10,402.379	15,682.676	36,324.696

Accumulation units with early withdrawal charges:
Units outstanding	1,675.610	18,148.477	11,260.778	4,522.357	20,367.984
Unit value	$56.58	$52.70	$21.53	$35.10	$18.98

Accumulation units without early withdrawal charges:
Units outstanding	994.706	493.730	–	–	–
Unit value	$55.61	$50.02	$18.84	$33.72	$18.15

Contracts in the annuitization period with early withdrawal charges:
Units outstanding	–	–	–	–	–
Unit value	$59.32	$55.22	$22.57	$36.81	$19.90

Contracts in the annuitization period without early withdrawal charges:
Units outstanding	48.245	–	98.071	53.840	165.503
Unit value	$57.25	$51.45	$19.39	$34.72	$18.68

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statement of Operations

Year Ended December 31, 2019

	Growth and Income Division	Growth Division *	Large Cap Growth Division	International Growth Division	Balanced Wealth Strategy Division	Intermediate Bond Division
Income
Dividends	$1,773	$–	$–	$1,324	$3,906	$11,197

Expenses
Mortality and risk expense	2,353	4,349	10,114	3,655	2,427	6,119
Net investment income / (loss)	(580)	(4,349)	(10,114)	(2,331)	1,479	5,078

Realized gain / (loss) on investments:
Realized gain / (loss) on sale of funds shares	730	1,696	7,247	2,616	(379)	12
Distributions	15,058	178,774	113,970	5,647	18,107	–
Total realized gain / (loss) on investments	15,788	180,470	121,217	8,263	17,728	12

Change in unrealized appreciation / (depreciation) of investments	12,373	(251,083	222,334	45,244	3,794	18,716
Net increase / (decrease) in net assets from operations	$27,581	$(74,962)	$333,447	$51,176	$23,001	$23,806

*	Period from January 1, 2019 to April 26, 2019 (fund merge date).

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statements of Changes in Net Assets

Year Ended December 31, 2019

	Growth and Income Division	Growth Division *	Large Cap Growth Division	International Growth Division	Balanced Wealth Strategy Division	Intermediate Bond Division

Increase / (decrease) in net assets from operations:
Net investment income / (loss)	$(580)	$(4,349)	$(10,114)	$(2,331)	$1,479	$5,078
Net realized gain / (loss) on investments	15,788	180,470	121,217	8,263	17,728	12
Change in unrealized appreciation / (depreciation) of investments	12,373	(251,083)	222,344	45,244	3,794	18,716
Net increase / (decrease) in net assets from operations	27,581	(74,962)	333,447	51,176	23,001	23,806

Contract transactions:
Contract distributions and terminations			(37,147)	(9,964)
Transfers to (from) other divisions		(684,871)	684,871
Actuarial adjustment in reserves for currently payable annuity contracts	(1,113)			(756)	(768)	(1,309)
Net (decrease) in net assets from contract transactions	(1,113)	(684,871)	647,724	(10,720)	(768)	(1,309)
Total increase / (decrease) in net assets	26,468	(759,833)	981,171	40,456	22,233	22,497

Net assets at beginning of year	126,413	759,833		203,896	138,358	367,267
Net assets at end of year	$152,881	$-	$981,171	$244,352	$160,591	$389,764

*	Period from January 1, 2019 to April 26, 2019 (fund merge date).

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statements of Changes in Net Assets

Year Ended December 31, 2018

	Growth and Income Division	Growth Division	International Growth Division	Balanced Wealth Strategy Division	Intermediate Bond Division

Increase / (decrease) in net assets from operations:
Net investment income / (loss)	$(987)	$(15,074)	$(2,651)	$489	$(108)
Net realized gain / (loss) on investments	22,266	260,585	29,642	10,496	4,814
Change in unrealized appreciation / (depreciation) of investments	(29,983)	(214,549)	(74,747)	(22,404)	(7,085)
Net increase / (decrease) in net assets from operations	(8,704)	30,962	(47,756)	(11,419)	(2,379)

Contract transactions:
Contract distributions and terminations	(16,496)	(99,866)	(12,394)	(20,731)
Transfers (to) from other divisions		(242,614)	(109,755)		352,368
Actuarial adjustment in reserves for currently payable annuity contracts	(1,076)		(764)	(757)	(1,298)
Net (decrease) in net assets from contract transactions	(17,572)	(342,479)	(122,913)	(21,488)	351,070
Total increase / (decrease) in net assets	(26,276)	(311,517)	(170,669)	(32,907)	348,691

Net assets at beginning of year	152,689	1,071,350	374,565	171,265	18,576
Net assets at end of year	$126,413	$759,833	$203,896	$138,358	$367,267

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements

December 31, 2019

1. Organization

UBS Life Insurance Company USA Separate Account (the “Account”), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by UBS Life Insurance Company USA (the “Company”), a wholly owned subsidiary of PaineWebber Life Holdings, Inc., which is a wholly owned subsidiary of UBS Americas Inc. (“UBS Americas”) which is a wholly owned subsidiary of UBS Americas Holding LLC (“UBSAHL”).

The Account exists in accordance with the rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in five investment divisions which, in turn, own shares of the following portfolios (the “Funds”) of Alliance Bernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

Division	Invests Exclusively in Shares of

Growth and Income	Growth and Income Portfolio
Growth (1)	Growth Portfolio
Large Cap Growth	Large Cap Growth Portfolio
International Growth	International Growth Portfolio
Balanced Wealth Strategy	Balanced Wealth Strategy Portfolio
Intermediate Bond	Intermediate Bond Portfolio

(1)	Division merged into the Large Cap Growth Division on April 26, 2019

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company or its affiliates may conduct.

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners; however, existing contract owners may continue to allocate existing funds between divisions.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

2. Significant Accounting Policies

Investment Operations

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average-cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

Annuity Reserves

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Presentation

Variable annuity contracts are exempt from presenting a statement of cash flow under Accounting Standards Codification (“ASC”) 230-10-15.

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosed in the accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

2. Significant Accounting Policies (continued)

Fair Value

The Account follows Financial Accounting Standards Board (“FASB”) ASC 820, which defines fair value, establishes a framework for measuring fair value, and establishes a fair value hierarchy which prioritizes the inputs to valuation techniques. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

All financial instruments at fair value are categorized into one of three fair value hierarchy levels, based upon the lowest level input that is significant to the financial institutions fair value measurement in its entirety:

●	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets (that the Company can access at the measurement date).

●	Level 2: Valuation techniques for which all significant inputs are market observable, either directly or indirectly.

●	Level 3: Valuation techniques which include significant inputs that are not based on observable market data.

The Account’s investments in the Funds are valued in accordance with the fair value accounting standards hierarchy as Level 2, using the valuation method of Net Asset Value (“NAV”). The Funds are not considered Level 1 as they are not traded in an active market; rather the Account purchases and redeems shares at net asset value. There were no transfers into or out of Level 2 during the year.

3. Expenses

The Company is compensated for mortality, distribution, expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

An annual contract administration charge of $30 may be deducted on the first valuation date on or after each contract anniversary prior to the annuity date. However, the Company has waived this charge. A transfer charge of $10 may be imposed on each transfer between divisions (portfolios) of the account in excess of 12 transfers in any contract year. However, the Company has also waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two withdrawals per contract per year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five-year period following the date the payment was received.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

4. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law or operations. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

5. Financial Highlights-Purchases and Sales of Investment Securities

The aggregate cost of purchases (including Dividends reinvested) and proceeds from sales of investments were as follows during the year ended December 31, 2019:

Division	Cost of Purchases	Proceeds From Sales
Growth and Income	$16,832	$3,467
Growth	178,774	927,416
Large Cap Growth	1,037,038	47,260
International Growth	6,971	14,376
Balanced Wealth Strategy	22,013	3,196
Intermediate Bond	11,197	7,427

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

6. Financial Highlights - Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31, 2019 and December 31, 2018:

	Year Ended December 31, 2019			Year Ended December 31, 2018
	Purchased	Redeemed	Net Decrease	Purchased	Redeemed	Net Decrease
Division:
Growth and Income	–	21	(21)	–	335	(335)
Growth	–	19,422	(19,422)	–	8,597	(8,597)
Large Cap Growth	19,422	780	18,642	–	–	–
International Growth	–	540	(540)	–	5,864	(5,864)
Balanced Wealth Strategy	–	23	(23)	–	658	(658)
Intermediate Bond	–	71	(71)	19,656	74	19,582

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Financial Highlights – Unit Value

The following summarizes units outstanding, unit values, net assets at December 31, 2019, 2018, 2017, 2016 and 2015, investment income ratio, ratio of expenses to average net assets, and total return for the years then ended:

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Growth and Income
Accumulation units with early withdrawal charges:
2019	1,676	$56.58	$95	1.25%	1.60%	21.97%
2018	1,676	46.39	78	1.02	1.60	(7.13)
2017	1,676	49.95	84	1.45	1.60	17.17
2016	1,676	42.67	72	1.01	1.60	9.53
2015	1,675	38.96	65	1.50	1.60	0.10

Accumulation units without early withdrawal charges:
2019	995	55.61	55	1.25	1.77	21.74
2018	995	45.68	45	1.02	1.77	(7.29)
2017	1,308	49.27	64	1.45	1.77	16.98
2016	1,308	42.16	55	1.01	1.77	9.34
2015	1,308	38.56	50	1.50	1.77	(0.08)

Contracts in the annuitization period with early withdrawal charges:
2019	–	59.32	–	1.25	1.40	22.18
2018	–	48.55	–	1.02	1.40	(6.92)
2017	–	52.16	–	1.45	1.40	17.40
2016	–	44.43	–	1.01	1.40	9.62
2015	–	40.53	–	1.50	1.40	0.30

Contracts in the annuitization period without early withdrawal charges:
2019	48	57.25	3	1.25	1.65	21.89
2018	69	46.97	3	1.02	1.65	(7.16)
2017	90	50.59	5	1.45	1.65	17.11
2016	113	43.24	5	1.01	1.65	9.48
2015	136	39.50	5	1.50	1.65	0.03

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Financial Highlights – Unit Value (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Growth (4)
Accumulation units with early withdrawal charges:
2018	18,928	$39.17	$741	0.00%	1.60%	2.35%
2017	27,525	38.27	1,053	0.00%	1.60%	32.38
2016	30,171	28.91	872	0.00	1.60	(0.48)
2015	30,171	29.05	876	0.00	1.60	7.31

Accumulation units without early withdrawal charges:
2018	494	37.24	18	0.00	1.77	2.17
2017	494	36.45	18	0.00	1.77	32.16
2016	494	27.58	14	0.00	1.77	(0.65)
2015	494	27.76	14	0.00	1.77	7.14

Contracts in the annuitization period with early withdrawal charges:
2018	–	40.96	–	0.00	1.40	2.55
2017	–	39.94	–	0.00	1.40	32.65
2016	105	30.11	3	0.00	1.40	(0.30)
2015	114	30.20	3	0.00	1.40	7.55

Contracts in the annuitization period without early withdrawal charges:
2018	–	38.26	–	0.00	1.65	2.30
2017	–	37.40	–	0.00	1.65	32.30
2016	–	28.27	–	0.00	1.65	(0.53)
2015	–	28.42	–	0.00	1.65	7.29

Large Cap Growth
Accumulation units with early withdrawal charges:
2019	18,148	52.70	956	0.00	1.60
Accumulation units without early withdrawal charges
2019	494	50.02	25	0.00	1.77
Contracts in the annuitization period with early withdrawal charges:
2019	–	55.22	–	0.00	1.40
Contracts in the annuitization period without early withdrawal charges
2019	–	51.45	–	0.00	1.65

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Financial Highlights – Unit Value (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

International Growth
Accumulation units with early withdrawal charges:
2019	11,261	$21.53	$242	.58%	1.60%	25.47%
2018	11,759	17.16	202	1.74	1.60	(18.71)
2017	17,579	21.11	371	1.12	1.60	32.93
2016	20,397	15.88	324	0.00	1.60	(8.37)
2015	20,397	17.33	353	0.34	1.60	(3.45)

Accumulation units without early withdrawal charges:
2019	–	18.84	–	.58	1.77	25.35
2018	–	15.03	–	1.74	1.77	(18.89)
2017	–	18.53	–	1.12	1.77	32.64
2016	123	13.97	2	0.00	1.77	(8.51)
2015	123	15.27	2	0.34	1.77	(3.60)

Contracts in the annuitization period with early withdrawal charges:
2019	–	22.57	–	.58	1.40	25.74
2018	–	17.95	–	1.74	1.40	(18.56)
2017	–	22.04	–	1.12	1.40	33.09
2016	–	16.56	–	0.00	1.40	(8.15)
2015	–	18.03	–	0.34	1.40	(3.22)

Contracts in the annuitization period without early withdrawal charges:
	98	19.39	2	.58	1.65	25.42
2018	140	15.46	2	1.74	1.65	(18.76)
2017	184	19.03	4	1.12	1.65	32.80
2016	229	14.33	3	0.00	1.65	(8.38)
2015	276	15.64	4	0.34	1.65	(3.46)

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Financial Highlights – Unit Value (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Balanced Wealth Strategy
Accumulation units with early withdrawal charges:
2019	4,522	$35.10	$159	2.57%	1.60%	16.65%
2018	4,522	30.09	136	1.94	1.60	(7.67)
2017	5,156	32.59	168	1.94	1.60	14.03
2016	6,751	28.58	193	2.06	1.60	3.03
2015	7,328	27.74	203	2.27	1.60	0.04

Accumulation units without early withdrawal charges:
2019	–	33.72	–	2.57	1.77	16.48
2018	–	28.95	–	1.94	1.77	(7.83)
2017	–	31.41	–	1.94	1.77	13.80
2016	–	27.60	–	2.06	1.77	2.87
2015	–	26.83	–	2.27	1.77	(0.15)

Contracts in the annuitization period with early withdrawal charges:
2019	–	36.81	–	2.57	1.40	16.86
2018	–	31.50	–	1.94	1.40	(7.46)
2017	–	34.04	–	1.94	1.40	14.23
2016	213	29.80	6	2.06	1.40	3.22
2015	233	28.87	7	2.27	1.40	0.24

Contracts in the annuitization period without early withdrawal charges:
	54	34.72	2	2.57	1.65	16.59
2018	77	29.78	2	1.94	1.65	(7.72)
2017	101	32.27	3	1.94	1.65	13.95
2016	126	28.32	4	2.06	1.65	2.98
2015	152	27.50	4	2.27	1.65	0.00

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Financial Highlights – Unit Value (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Intermediate Bond
Accumulation units with early withdrawal charges:
2019	20,368	$18.98	$387	2.93%	1.60%	6.45%
2018	20,368	17.83	363	0.55	1.60	(2.30)
2017	712	18.25	13	3.18	1.60	1.90
2016	712	17.91	13	3.08	1.60	3.05
2015	712	17.38	12	1.07	1.60	(1.59)

Accumulation units without early withdrawal charges:
2019	–	18.15	–	2.93	1.77	6.33
2018	–	17.07	–	0.55	1.77	(2.51)
2017	–	17.51	–	3.18	1.77	1.74
2016	69	17.21	1	3.08	1.77	2.87
2015	69	16.73	1	1.07	1.77	(1.76)

Contracts in the annuitization period with early withdrawal charges:
2019	–	19.90	–	2.93	1.40	6.65
2018	–	18.66	–	0.55	1.40	(2.10)
2017	–	19.06	–	3.18	1.40	2.09
2016	–	18.67	–	3.08	1.40	3.72
2015	–	18.00	–	1.07	1.40	(1.80)

Contracts in the annuitization period without early withdrawal charges:
2019	166	18.68	3	2.93	1.65	6.44
2018	236	17.55	4	0.55	1.65	(2.39)
2017	310	17.98	6	3.18	1.65	1.87
2016	387	17.65	7	3.08	1.65	2.98
2015	466	17.14	8	1.07	1.65	(1.61)

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Financial Highlights – Unit Value (continued)

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.

(4)	In November 2018, the AllianceBernstein Variable Product Series Fund, Inc., Board of Directors voted to merge their Growth Portfolio with the Large Cap Growth Portfolio. Effective with the merger, (1) all assets of the Growth Portfolio were transferred to the Large Cap Growth Portfolio and (2) the Growth Portfolio of the Account ceased to exist. Information presented for the periods prior to the merger has not been restated.

8. Subsequent Events

The Account recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Account is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through April 27, 2020 and determined that no additional disclosures are required.